DERIVATIVE FINANCIAL INSTRUMENTS (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross amount	R$ 283,049,765	R$ 272,404,788
Interbank Investments [Member]
IfrsStatementLineItems [Line Items]
Gross amount	178,260,906	186,599,349
Net amount	178,260,906	186,599,349
Derivative Financial Instrument Assets [Member]
IfrsStatementLineItems [Line Items]
Gross amount	19,834,985	15,413,349
Net amount	19,834,985	15,413,349
Securities Sold Under Agreement To Repurchase [Member]
IfrsStatementLineItems [Line Items]
Gross amount	165,916,852	169,570,218
Net amount	165,916,852	169,570,218
Derivative Financial Instrument Liabilities [Member]
IfrsStatementLineItems [Line Items]
Gross amount	16,240,611	15,542,220
Net amount	R$ 16,240,611	R$ 15,542,220